UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21905
                                                    ----------------------------

                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                    Date of reporting period: MARCH 31, 2007
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)


         PRINCIPAL                                                                      MARKET
           VALUE                                                                         VALUE
      (LOCAL CURRENCY)                        DESCRIPTION                            (US DOLLARS)
      ----------------     -----------------------------------------------------   ---------------
BONDS AND NOTES(A) - 65.0%

                           ARGENTINA - 5.6%
         1,160,000         Banco Hipotecario SA (USD), 9.75%, 4/27/16 ..........    $   1,229,600
         1,957,590         Central Bank of Argentina (ARS), 2.00%, 2/04/18(b) ..        1,031,963
         1,700,000         Province of Buenos Aires (USD), 9.38%, 9/14/18 ......        1,727,965
         1,718,737         Republic of Argentina (ARS), 5.83%, 12/31/33(b) .....          735,687
         1,829,715         Republic of Argentina (USD), 8.28%, 12/31/33 ........        2,130,703
                                                                                    ---------------
                                                                                        6,855,918
                                                                                    ---------------
                           BRAZIL - 9.2%
         4,520,000         Brazil NTN - B Note (BRL), 6.00%, 8/15/10 ...........        3,433,607
         5,850,000         Brazil NTN - F Note (BRL), 10.00%, 1/01/12 ..........        2,663,695
         1,300,000         Federal Republic of Brazil (USD), 11.00%, 1/11/12 ...        1,601,080
         1,490,000         Federal Republic of Brazil (USD), 7.13%, 1/20/37 ....        1,644,513
         1,000,000         Isa Capital do Brasil SA (USD), 7.88%, 1/30/12 ......        1,026,400
         1,930,000         Nota do Tesouro Nacional (BRL), 10.00%, 1/01/14 .....          865,128
                                                                                    ---------------
                                                                                       11,234,423
                                                                                    ---------------
                           CHINA - 0.6%
           670,000         Parkson Retail Group Ltd. (USD), 7.88%, 11/14/11 ....          703,500
                                                                                    ---------------
                           COLOMBIA - 5.3%
     7,975,000,000         Republic of Colombia (COP), 12.00%, 10/22/15 ........        4,091,322
         2,170,000         Republic of Colombia (USD), 7.38%, 9/18/37 ..........        2,361,936
                                                                                    ---------------
                                                                                        6,453,258
                                                                                    ---------------
                           DOMINICAN REPUBLIC - 1.1%
           820,000         Cerveceria Nacional Dominica (USD), 16.00%, 3/27/12 .          867,150
           400,000         Dominican Republic (USD), 8.63%, 4/20/27 ............          463,200
                                                                                    ---------------
                                                                                        1,330,350
                                                                                    ---------------
                           EGYPT - 2.7%
         4,800,000         Egypt Treasury Bill (EGP), Zero Coupon, 4/24/07 .....          838,783
        14,300,000         Egypt Treasury Bill (EGP), Zero Coupon, 4/03/07 .....        2,509,922
                                                                                    ---------------
                                                                                        3,348,705
                                                                                    ---------------
                           EL SALVADOR - 1.4%
         1,490,000         Republic of El Salvador (USD), 7.65%, 6/15/35 .......        1,709,775
                                                                                    ---------------
                           INDONESIA - 3.9%
    28,500,000,000         Indonesian Government (IDR), 12.50%, 3/15/13 ........        3,559,845
     3,900,000,000         Indonesian Government (IDR), 10.25%, 7/15/22 ........          422,054
           820,000         Republic of Indonesia (USD), 6.63%, 2/17/37 .........          811,923
                                                                                    ---------------
                                                                                        4,793,822
                                                                                    ---------------
                           MEXICO - 5.3%
         34,890,000        Mexican Fixed Rate Bonds (MXN), 8.00%, 12/07/23 .....        3,276,514
         31,660,000        Mexican Fixed Rate Bonds (MXN), 9.50%, 12/18/14 .....        3,194,610
                                                                                    ---------------
                                                                                        6,471,124
                                                                                    ---------------
                           PERU - 3.1%
         6,040,000         Peru Bono Soberano (PEN), 7.84%, 8/12/20 ............        2,152,859
         1,610,000         Republic of Peru (USD), 6.55%, 3/14/37 ..............        1,663,291
                                                                                    ---------------
                                                                                        3,816,150
                                                                                    ---------------

                See Notes to Quarterly Portfolio of Investments.          Page 1

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


         PRINCIPAL                                                                      MARKET
           VALUE                                                                         VALUE
      (LOCAL CURRENCY)                        DESCRIPTION                            (US DOLLARS)
      ----------------     -----------------------------------------------------   ---------------
BONDS AND NOTES(A) - CONTINUED

                           PHILIPPINES - 2.7%
           740,000         Republic of Philippines (USD), 7.75%, 1/14/31 .......    $     836,348
         2,200,000         Republic of Philippines (USD), 8.25%, 1/15/14 .......        2,469,500
                                                                                    ---------------
                                                                                        3,305,848
                                                                                    ---------------
                           RUSSIA - 6.8%
           830,000         Alfa Bond ISS (USD), 8.64%, 2/22/17(b) ..............          827,551
        35,000,000         Dal Capital (Vneshtorgbk) (RUB), 7.00%, 4/13/09 .....        1,364,499
         1,950,000         Evraz Group SA (USD), 8.25%, 11/10/15 ...............        2,032,606
        39,774,847         Red Arrow International Leasing PLC (RUB), 8.38%,
                             3/31/12 ...........................................        1,588,918
         1,200,000         Russian Standard Bank (USD), 8.63%, 5/05/11 .........        1,195,560
         1,180,000         UBS (Vimpelcom)  (USD), 8.25%, 5/23/16 ..............        1,261,125
                                                                                    ---------------
                                                                                        8,270,259
                                                                                    ---------------
                           SERBIA - 1.0%
         1,280,000         Republic of Serbia (USD), 3.75%, 11/01/24 ...........        1,212,288
                                                                                    ---------------
                           TURKEY - 5.2%
           870,000         Republic of Turkey (USD), 6.88%, 3/17/36 ............          833,808
         1,500,000         Republic of Turkey (USD), 8.00%, 2/14/34 ............        1,634,775
         6,190,000         Turkey, Government of (TRY), 14.00%, 1/19/11 ........        3,959,269
                                                                                    ---------------
                                                                                        6,427,852
                                                                                    ---------------
                           UKRAINE - 3.7%
           800,000         Alfa Bank Ukraine (USD), 9.75%, 12/22/09 ............          816,760
         2,000,000         EX-IM Bank of Ukraine (USD), 7.65%, 9/07/11 .........        2,059,800
         1,590,000         Ukraine Government (USD), 6.58%, 11/21/16 ...........        1,613,930
                                                                                    ---------------
                                                                                        4,490,490
                                                                                    ---------------
                           URUGUAY - 2.5%
         1,190,000         Oriental Republic of Uruguay (USD), 7.63%, 3/21/36 ..        1,319,353
        37,710,000         Oriental Republic of Uruguay (UYU), 5.00%, 9/14/18 ..        1,710,186
                                                                                    ---------------
                                                                                        3,029,539
                                                                                    ---------------
                           VENEZUELA - 4.9%
         4,260,000         Republic of Venezuela (USD), 5.75%, 2/26/16 .........        3,997,584
         1,850,000         Republic of Venezuela (USD), 7.65%, 4/21/25 .........        1,960,907
                                                                                    ---------------
                                                                                        5,958,491
                                                                                    ---------------
                           TOTAL BONDS AND NOTES ...............................       79,411,792
                                                                                    ---------------
                           (Cost $75,951,910)

         SHARES
    ----------------
COMMON STOCKS - 40.1%

                           ARGENTINA - 0.7%
            19,000         Tenaris SA, ADR .....................................          872,100
                                                                                    ---------------

Page 2          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


                                                                                        MARKET
                                                                                         VALUE
            SHARES                            DESCRIPTION                            (US DOLLARS)
      ----------------     -----------------------------------------------------   ---------------
COMMON STOCKS - CONTINUED

                           BRAZIL - 6.6%
            23,000         Banco Bradesco SA, ADR ..............................    $     930,120
            68,000         Companhia Vale do Rio Doce, ADR .....................        2,127,040
            47,000         Lojas Renner SA .....................................          609,086
            16,000         Petroleo Brasileiro SA, ADR .........................        1,429,600
            64,000         Souza Cruz SA .......................................        1,289,133
            50,000         Telecomunicacoes de Sao Paulo SA ....................        1,116,342
            19,000         Ultrapar Participacoes SA, Preference Shares ........          561,617
                                                                                    ---------------
                                                                                        8,062,938
                                                                                    ---------------
                           CHILE - 1.2%
            29,000         Banco Santander Chile SA, ADR .......................        1,446,230
                                                                                    ---------------
                           CHINA - 5.6%
           160,000         China Mobile Ltd. ...................................        1,454,922
           140,000         CLP Holdings Ltd. ...................................        1,022,208
           300,000         Dah Sing Banking Group Ltd. .........................          671,148
           200,000         Hang Lung Group, Ltd. ...............................          707,752
         1,120,000         PetroChina Company Ltd., H Shares ...................        1,328,781
           440,000         Swire Pacific Ltd., B Shares ........................          941,553
           950,000         Zhejiang Expressway Company, Ltd., H Shares .........          761,121
                                                                                    ---------------
                                                                                        6,887,485
                                                                                    ---------------
                           CZECH REPUBLIC - 1.0%
             9,000         Erste Bank der Oesterreichischen Sparkassen AG ......          702,327
             3,000         Komercni Banka AS ...................................          521,593
                                                                                    ---------------
                                                                                        1,223,920
                                                                                    ---------------
                           HUNGARY - 0.6%
             4,000         Richter Gedeon, Sponsored GDR .......................          725,000
                                                                                    ---------------
                           INDIA - 3.4%
            90,000         Gail India Ltd. .....................................          547,786
            20,000         Glaxosmithkline Pharmaceuticals Ltd. ................          515,311
             8,000         Grasim Industries Ltd. ..............................          385,211
            40,000         Hero Honda Motors, Ltd. .............................          633,843
            22,000         Housing Development Finance Corp., Ltd. .............          769,253
            33,000         ICICI Bank, Ltd. ....................................          647,890
            64,000         Satyam Computer Services, Ltd. ......................          692,567
                                                                                    ---------------
                                                                                        4,191,861
                                                                                    ---------------
                           INDONESIA - 0.8%
         1,538,000         PT Unilever Indonesia Tbk ...........................          960,723
                                                                                    ---------------
                           ISRAEL - 0.4%
            19,000         Check Point Software Technologies Ltd.(c) ...........          423,320
                                                                                    ---------------
                           MALAYSIA - 1.6%
            68,000         British American Tobacco Malaysia Berhad ............          904,700
           420,000         Public Bank Berhad ..................................        1,093,275
                                                                                    ---------------
                                                                                        1,997,975
                                                                                    ---------------

                See Notes to Quarterly Portfolio of Investments.          Page 3

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


                                                                                        MARKET
                                                                                         VALUE
            SHARES                            DESCRIPTION                            (US DOLLARS)
      ----------------     -----------------------------------------------------   ---------------
COMMON STOCKS - CONTINUED

                           MEXICO - 4.0%
            10,000         Fomento Economico Mexicano SA, ADR ..................    $   1,103,900
            34,000         Grupo Aeroportuario del  Centro Norte, S.A.B.
                             de C.V., ADR(c) ...................................          921,740
           241,000         Grupo Continental SA ................................          520,721
           297,000         Grupo Financiero Banorte SA de CV, O Shares .........        1,407,207
           212,000         Kimberly Clark de Mexico SAB de CV, A Shares ........          945,893
                                                                                    ---------------
                                                                                        4,899,461
                                                                                    ---------------
                           PHILIPPINES - 0.9%
           810,000         Bank of Philippine Islands ..........................        1,099,586
                                                                                    ---------------
                           RUSSIA - 1.1%
            15,000         LUKOIL, ADR .........................................        1,297,500
                                                                                    ---------------
                           SOUTH AFRICA - 2.5%
           164,000         Edgars Consolidated Stores Ltd. .....................        1,026,116
           174,000         Massmart Holdings Ltd. ..............................        2,023,144
                                                                                    ---------------
                                                                                        3,049,260
                                                                                    ---------------
                           SOUTH KOREA - 3.3%
            12,500         Hyundai Motor Company Ltd., Preference Shares .......          490,274
            65,000         Pusan Bank ..........................................          967,262
             4,500         Samsung Electronics Company, Ltd., Preference Shares         2,116,550
               850         Shinsegae Company, Ltd. .............................          487,883
                                                                                    ---------------
                                                                                        4,061,969
                                                                                    ---------------
                           TAIWAN - 3.0%
         1,000,000         Fubon Financial Holdings Company, Ltd. ..............          900,520
         1,140,000         Taiwan Mobile Company, Ltd. .........................        1,221,231
           720,000         Taiwan Semiconductor Manufacturing Company, Ltd. ....        1,477,336
                                                                                    ---------------
                                                                                        3,599,087
                                                                                    ---------------
                           THAILAND - 1.6%
           220,000         PTT Exploration and Production Public Company, Ltd. .          565,553
           200,000         Siam Cement Public (The) Company, Ltd. ..............        1,371,037
                                                                                    ---------------
                                                                                        1,936,590
                                                                                    ---------------
                           TURKEY - 1.8%
           359,000         Aksigorta AS ........................................        1,766,631
            36,000         Migros Turk TAS .....................................          462,931
                                                                                    ---------------
                                                                                        2,229,562
                                                                                    ---------------
                           TOTAL COMMON STOCKS .................................       48,964,567
                                                                                    ---------------
                           (Cost $42,231,676)

Page 4          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


         PRINCIPAL                                                                      MARKET
           VALUE                                                                         VALUE
      (LOCAL CURRENCY)                        DESCRIPTION                            (US DOLLARS)
      ----------------     -----------------------------------------------------   ---------------
WARRANTS - 1.2%

                           ARGENTINA - 1.2%
         8,400,000         Republic of Argentina (EUR), 12/15/35 ...............    $   1,475,575
                                                                                    ---------------
                           TOTAL WARRANTS ......................................        1,475,575
                                                                                    ---------------
                           (Cost $1,025,502)

                           TOTAL INVESTMENTS - 106.3% ..........................      129,851,934
                                                                                    ---------------
                           (Cost $119,209,088)(d)

                           LOAN OUTSTANDING - (7.4)% ...........................       (9,000,000)
                           NET OTHER ASSETS AND LIABILITIES - 1.1% .............        1,323,138
                                                                                    ---------------
                           NET ASSETS - 100.0% .................................    $ 122,175,072
                                                                                    ===============

-----------------------------------------------------------------
         (a)      Portfolio securities are included in a country based upon
                  their underlying credit exposure as determined by Aberdeen
                  Asset Management Inc. - the Sub-Advisor
         (b)      Variable rate security. The interest rate shown reflects the rate in effect at March 31, 2007.
         (c)      Non-income producing security.
         (d)      Aggregate cost for federal income tax and financial reporting purposes.
         ADR      American Depositary Receipt
         ARS      Argentine Peso
         BRL      Brazilian Real
         COP      Colombian Peso
         EGP      Egyptian Pound
         EUR      Euro Dollar
         GDR      Global Depositary Receipt
         IDR      Indonesian Rupiah
         MXN      Mexican Peso
         PEN      Peruvian New Sol
         RUB      Russian Ruble
         TRY      Turkish New Lira
         USD      United States Dollar
         UYU      Uruguayan Peso
         ZAR      South African Rand

                See Notes to Quarterly Portfolio of Investments.          Page 5

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
MARCH 31, 2007 (UNAUDITED)


                  FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                           CONTRACTS TO RECEIVE
         -----------------------------------------------------------
                                                                                          NET                   NET
                                                                                      UNREALIZED           UNREALIZED
                                                                 IN                  APPRECIATION         DEPRECIATION
 EXPIRATION               LOCAL             VALUE IN           EXCHANGE              OF CONTRACTS         OF CONTRACTS
   DATE                  CURRENCY*            U.S. $           FOR U.S. $              U.S. $                 U.S. $
04/26/07          COP      5,007,700,000    2,270,705         2,306,633                      --            (35,928)
04/26/07          MXN          7,870,000      712,029           714,091                      --             (2,062)
04/26/07          TRY          2,570,000    1,828,180         1,781,012                  47,168                 --
04/26/07          ZAR          8,030,000    1,103,749         1,087,086                  16,663                 --
04/26/07          ZAR         16,940,000    2,328,458         2,289,220                  39,238                 --
04/26/07          ZAR         12,000,000    1,649,439         1,676,797                      --            (27,358)
                                                                                    -------------        ------------
                                                                                        103,069            (65,348)
                                                                                    =============        ============


                  FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                           CONTRACTS TO DELIVER
         -----------------------------------------------------------
                                                                                          NET                   NET
                                                                                      UNREALIZED           UNREALIZED
                                                                 IN                  APPRECIATION         DEPRECIATION
 EXPIRATION               LOCAL             VALUE IN           EXCHANGE              OF CONTRACTS         OF CONTRACTS
   DATE                  CURRENCY*            U.S. $           FOR U.S. $              U.S. $                 U.S. $
04/26/07          BRL          3,900,000    1,885,926         1,821,579                      --            (64,347)
04/26/07          COP      9,192,000,000    4,168,046         4,092,609                      --            (75,437)
04/26/07          EUR            770,000    1,029,715         1,001,924                      --            (27,791)
04/26/07          IDR      9,640,000,000    1,053,341         1,054,704                   1,363                 --
04/26/07          MXN         34,000,000    3,076,110         3,110,078                  33,968                 --
04/26/07          TRY          3,550,000    2,525,306         2,426,189                      --            (99,117)
04/26/07          ZAR         13,000,000    1,786,892         1,797,343                  10,451                 --
04/26/07          ZAR         23,970,000    3,294,755         3,313,657                  18,902                 --
                                                                                    -------------        ------------
                                                                                         64,684           (266,692)
                                                                                    -------------        ------------
Unrealized Appreciation/(Depreciation) of Forward
Foreign Currency Contracts .....................................................        167,753           (332,040)
                                                                                    -------------        ------------
Net Unrealized Appreciation/(Depreciation) of Forward
Foreign Currency Contracts .....................................................                          (164,287)
                                                                                                         ============




* Please see page 5 for currency descriptions.


Page 6          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO COMPONENTS+
MARCH 31, 2007 (UNAUDITED)


PORTFOLIO COMPONENTS -- BY INDUSTRY


                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Government Bonds and Notes          49.4%
Commercial Banks Non-US              9.2%
Diversified Financial Services       5.7%
Retail                               3.7%
Oil & Gas                            3.6%
Cellular Telecommunications          3.0%
Semiconductors                       2.8%
Steel Producers                      2.2%
Beverages                            1.9%
Tobacco                              1.7%
Diversified Minerals                 1.6%
Export/Import Bank                   1.6%
Building Products-Cement/Aggregates  1.4%
Insurance                            1.4%
Regional Authority                   1.3%
Medical-Drugs                        1.0%
Telecommunications                   0.9%
Electric Utilities                   0.8%
Airport Development/Maintenance      0.7%
Diversified Operations               0.7%
Household Products                   0.7%
Paper & Related Products             0.7%
Commercial Services                  0.6%
Applications Software                0.5%
Leisure Time                         0.5%
Real Estate                          0.5%
Auto-Cars/Light Trucks               0.4%
Chemicals                            0.4%
Food-Retail                          0.4%
Gas Utilities                        0.4%
Internet Security                    0.3%


         + Percentages are based on total investments. Please note that the percentages on the Portfolio of Investments are based on net assets.



                See Notes to Quarterly Portfolio of Investments.          Page 7

FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
PORTFOLIO COMPONENTS+
MARCH 31, 2007 (UNAUDITED)


PORTFOLIO COMPONENTS -- BY COUNTRY

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Brazil                    14.9%
Mexico                     8.8%
Russia                     7.4%
Argentina                  7.1%
Turkey                     6.7%
China                      5.9%
Colombia                   5.0%
Venezuela                  4.6%
Indonesia                  4.4%
Ukraine                    3.5%
Philippines                3.4%
India                      3.2%
South Korea                3.1%
Peru                       2.9%
Taiwan                     2.8%
Egypt                      2.6%
South Africa               2.3%
Uruguay                    2.3%
Malaysia                   1.5%
Thailand                   1.5%
El Salvador                1.3%
Chile                      1.1%
Dominican Republic         1.0%
Czech Republic             0.9%
Serbia                     0.9%
Hungary                    0.6%
Israel                     0.3%


         + Percentages are based on total investments. Please note that the percentages on the Portfolio of Investments are based on net assets.
         * Fixed-income portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc. - the Sub-Advisor.



Page 8          See Notes to Quarterly Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED)
--------------------------------------------------------------------------------
                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                                 MARCH 31, 2007


                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust/Aberdeen Emerging Opportunity Fund (the "Fund") determines the net asset value ("NAV") of its Common Shares daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV per Common Share is computed by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In addition, structured products, including currency-linked notes, and credit-linked notes as well as interest rate swaps and credit default swaps, are valued using a pricing service or quotes provided by the selling dealer or financial institution. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

B. FORWARD FOREIGN CURRENCY CONTRACTS:

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in Net Other Assets and Liabilities on the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the Schedule of Forward Foreign Currency Contracts.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed delivery purchase commitments.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                 FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND
                                 MARCH 31, 2007

D. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security and foreign currency transactions.

                   2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of March 31, 2007 the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,785,527 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $142,681.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/ABERDEEN EMERGING OPPORTUNITY FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              MAY 22, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              MAY 22, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date              MAY 22, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.